Balance Sheet Details	12 Months Ended
Dec. 31, 2018
Balance Sheet Details [Abstract]
Balance Sheet Details

4. Balance Sheet Details

Property and equipment consist of the following (in thousands):

	December 31,
	2018	2017
Computer and office equipment	$543	$425
Scientific and laboratory equipment	5,631	5,494
Tenant improvements	1,703	1,706
	7,877	7,625
Less accumulated depreciation and amortization	(6,024)	(5,345)
	$1,853	$2,280

As of December 31, 2018, 2017 and 2016, depreciation expense was $0.7 million, $0.7 million and $0.9 million, respectively.

Accrued expenses consist of the following (in thousands):

	December 31,
	2018	2017
Accrued salaries, wages and benefits	$1,309	$1,920
Other accrued expenses (1)	717	1,183
	$2,026	$3,103

(1)	Other accrued expenses include expenses for clinical research organizations and contract manufacturing organizations.